Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired loans:
Total impaired loans	$ 10,654	$ 11,792
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired loans:
Total impaired loans	2,480	5,298
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member] | Single-family residential [Member]
Impaired loans:
Total impaired loans	316	57
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member] | Multi-family residential [Member]
Impaired loans:
Total impaired loans	1,301	2,070
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member] | Non-owner occupied [Member]
Impaired loans:
Total impaired loans		1,806
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member] | Owner occupied [Member]
Impaired loans:
Total impaired loans	234	1,244
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member] | Land [Member]
Impaired loans:
Total impaired loans	629
Financial instruments measured at fair value on a non-recurring basis [Member] | Commercial Segment [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired loans:
Total impaired loans		$ 121